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       As filed with the Securities and Exchange Commission on April 15, 2005

                                                      Registration No. 333-88748

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 5

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 6

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account A
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                   Depositor's Telephone Number: 617-854-4300

                             RONALD J. BOCAGE, ESQ.
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                        U.S. PROTECTION - LAW DEPARTMENT
                        JOHN HANCOCK PLACE, BOSTON 02117
                (Name and complete address of agent for service)

                                    Copy to:
                            THOMAS C. LAUERMAN, Esq.
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

It is proposed that this filing become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [ ]  on May 1, 2005 pursuant to paragraph (b) of Rule 485

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485. If appropriate check the following box

If appropriate check the following box

     [X] this post-effective amendment delays effectiveness for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of securities under the Securities Act of 1933.

Registrant's Prospectus, Statement of Additional Information and Part C are hereby incorporated by reference to PEA No. 4, (Accession Number
0001193125-05-032099), filed with the Commission on February 17, 2005.

The sole purpose of this filing is to delay the effectiveness to Post-Effective Amendment No. 4, filed on February 17, 2005.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, Registrant has caused this amendment to the registration statement to be signed on its behalf, in the City of Boston and the Commonwealth of Massachusetts, on April 15, 2005.

                       John Hancock Variable Life Account A
                                  (Registrant)

                By: John Hancock Life Insurance Company (U.S.A)


                           By: /s/ John D. DesPrez III
                               -----------------------------
                               John D. DesPrez III
                               President

                  John Hancock Life Insurance Company (U.S.A)
                                   (Depositor)


                           By: /s/ John D. DesPrez III
                               -----------------------------
                               John D. DesPrez III
                               President

        Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 15th day of April, 2005.

Signature                                      Title
---------                                      -----

/s/ John D. DesPrez III                        Chairman and President
------------------------------------           (Principal Executive Officer)
John D. DesPrez  III

*                                              Executive Vice President and
------------------------------------           Chief Financial Officer
Marc Costantini

*                                              Director
------------------------------------
James Boyle

*                                              Director
------------------------------------
Robert A. Cook

*                                              Director
------------------------------------
Warren Thomson

*                                              Director
------------------------------------
John Ostler

*                                              Director
------------------------------------
James O'Malley

*                                              Director
------------------------------------
Rex Schlaybaugh, Jr.

*                                              Director
------------------------------------
Alison Alden

*                                              Director
------------------------------------
Diana Scott

*/s/ James D. Gallagher
------------------------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney

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